Inventories	6 Months Ended
Apr. 30, 2026
Inventories [Abstract]
Inventories
4.	Inventories

Inventories consisted of the following:

	April 30, 2026	October 31, 2025
Raw materials	$1,414,363	$2,363,097
Working in process	$10,291	-
Finished goods	$914,112	$4,141,664
Total inventories	$2,338,766	$6,504,761

The allowance for inventories obsolescence were nil as of April 30, 2026 and October 31, 2025, respectively.